Stockholders' Equity and Related Financing Agreements (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from issuance of private placements
Proceeds from Series A Private Placement, net			$ 23,312,091
Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			26,204,639
Issuance cost			3,242,231
Proceeds from Series A Private Placement, net			22,962,408
Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			20,250,000
Issuance cost			1,835,109
Proceeds from Series A Private Placement, net			18,414,891
Series A convertible preferred stock [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			23,993,129
Issuance cost			2,974,986
Proceeds from Series A Private Placement, net			21,018,143
Common Stock [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			1,820,800
Issuance cost			221,661
Proceeds from Series A Private Placement, net			1,599,139
Series A warrants [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			233,210
Issuance cost			27,279
Proceeds from Series A Private Placement, net			205,931
Series B warrants [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			157,500
Issuance cost			18,305
Proceeds from Series A Private Placement, net			139,195
Series B convertible preferred stock [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			18,365,935
Issuance cost			1,664,370
Proceeds from Series A Private Placement, net			16,701,565
Series C Warrant [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			1,000,352
Issuance cost			90,654
Proceeds from Series A Private Placement, net			909,698
Series D Warrant [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			883,713
Issuance cost			80,085
Proceeds from Series A Private Placement, net			$ 803,628